Restructuring Charge (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Charge [Abstract]
Schedule of Changes in Accrued Restructuring Charge

The following tables summarize the changes in accrued restructuring charge during the three and nine months ended September 30, 2025 and 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Balance, beginning of period	$799	$1,047	$1,316	$2,542
Restructuring charge	184	116	505	925
Cash paid	(208)	68	(934)	(2,189)
Non-cash items	(53)	(447)	(165)	(494)
Balance, end of period	$722	$784	$722	$784

The following tables summarize the changes in accrued restructuring charge during the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Balance, beginning of year	$2,540	$2,335
Restructuring charge	1,522	2,131
Cash paid	(2,158)	(2,253)
Non-cash items	(588)	327
Balance, end of year	$1,316	$2,540

Schedule of Summarize the Restructuring Activities by Reportable Segment

The following table summarizes the restructuring activities by reportable segment during the years ended December 31, 2024 and 2023:

	Wealth Management	Communications	Consumer Products	Total
Restructuring charges for the year ended December 31, 2024:
Employee termination costs	$—	$379	$1,143	$1,522
Total restructuring charge	$—	$379	$1,143	$1,522

Restructuring charges for the year ended December 31, 2023:
Employee termination costs	$—	$1,540	$530	$2,070
Facility closure and consolidation charge	61	—	—	61
Total restructuring charge	$61	$1,540	$530	$2,131